August 2, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:    Piedmont Investment Trust
      File No. 333-121514

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the  undersigned certifies   that  (i)  the  form  of  Prospectus  and  Statement  of  Additional Information that would have been filed under paragraph (c) of Rule 497 would not have  differed  from that  contained  in the most recent  amendment  to Piedmont Investment Trust's registration statement on Form N-1A (Post-Effective Amendment No.  7)  and  (ii)  the  text  of the  most  recent  amendment  has  been  filed electronically.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Vice President

Ultimus Fund Solutions, LLC	225 Pictoria Drive, Suite 450	Phone: (513)587-3400
www.ultimusfundsolutions.com	Cincinnati, Ohio 45246	Fax (513) 587-3437